Supplemental disclosure with respect to cash flows	12 Months Ended
Dec. 31, 2022
Supplemental Disclosure With Respect To Cashflows Abstract
Supplemental disclosure with respect to cash flows
19.	Supplemental disclosure with respect to cash flows

The Company incurred non-cash financing and investing activities during the years ended December 31, 2022, and December 31, 2021 as follows:

	December 31,	December 31,
	2022	2021
	$	$
Non-cash financing activities:
Deferred financing costs remaining in accounts payable and accrued liabilities	1,513,220	-
	1,513,220	-

Non-cash investing activities:
Marketable securities received on disposition of mineral properties	3,051,564	-
Mineral property costs included in accounts payable and accrued liabilities	27,040	-
Property, plant, and equipment additions included in accounts payable and accrued liabilities	20,090	-
Fair value of common shares issued for Azarga asset acquisition	-	121,796,381
Fair value of replacement options issued for Azarga asset acquisition	-	5,496,037
Fair value of replacement warrants issued for Azarga asset acquisition	-	3,259,306
	3,098,694	130,551,724

There were no amounts paid for income taxes or interest during the years ended December 31, 2022, and December 31, 2021.